Trade receivables - Disclosure of age analysis of net trade receivables (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Expected Loss Rates [Line Items]
Financial assets	€ 238,898	€ 391,480	€ 389,975
Trade receivables
Expected Loss Rates [Line Items]
Financial assets	31,324	141,306	249,331
Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	23,484	100,917	183,209
Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	2,857	22,723	42,745
Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	4,983	17,666	23,377
Trade receivables not yet due | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	24,777	89,219	208,394
Trade receivables not yet due | Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	20,329	67,275	156,481
Trade receivables not yet due | Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	898	14,644	40,773
Trade receivables not yet due | Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	3,550	7,300	11,140
Up to 3 months | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	4,444	43,409	33,388
Up to 3 months | Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	2,264	28,947	23,033
Up to 3 months | Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	1,184	7,662	1,933
Up to 3 months | Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	996	6,800	8,422
3 months - 6 months | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	1,242	4,548	5,781
3 months - 6 months | Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	451	3,335	3,419
3 months - 6 months | Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	775	269	39
3 months - 6 months | Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	16	944	2,323
More than 6 months | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	861	4,130	1,768
More than 6 months | Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	440	1,360	276
More than 6 months | Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	0	148	0
More than 6 months | Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	€ 421	€ 2,622	€ 1,492